Revenue - Change in Contract Balances (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Contract Assets
Contract with customer, asset, net, beginning balance	$ 26,780
Payments received for services billed in prior period	(26,780)
Services provided and billed in current period	118,835
Payments received for services billed in current period	(99,802)
Contract with customer, asset, net, ending balance	19,033
Contract Liabilities
Contract with customer, liability, beginning balance	(22,856)
Amortization of deferred commissioning period revenue	2,043
Contract with customer, liability, ending balance	$ (20,813)